SIGNIFICANT ACCOUNTING POLICIES: Prepaid Expenses and Deposits-: Components of prepaid expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Prepaid consulting fees	$ 696,868	$ 440,038
Prepaid royalties		68,213
Prepaid insurance	42,555	29,000
Prepaid deposits	182,494	3,000
Total prepaid expenses	$ 921,917	$ 540,251